Debt - Additional Information (Details) $ in Thousands			12 Months Ended
	Nov. 18, 2021 USD ($)	Jul. 16, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Long-term Debt, Gross			$ 645,548	$ 674,986
Loss on early extinguishment of debt			$ (13,650)
Weighted average interest rate on credit facility			4.5
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Maximum borrowings			$ 10,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowings	$ 125,000
Total outstanding letters of credit			1,200
Debt Instrument, Term	5 years
Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount	$ 100,000
Debt Instrument, Term	6 months
Debt Instrument, Withdrawn Amount			30,000
First Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount			600,000
Long-term Debt, Gross				541,969
Total outstanding letters of credit				1,200
First Lien Note [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount			550,000
Repayment of outstanding principal	$ 537,820
Loss on early extinguishment of debt	11,638
Second Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount			145,000
Long-term Debt, Gross				145,000
Repayment of outstanding principal	45,000	$ 100,000
Loss on early extinguishment of debt	587	$ 1,425
Second Lien Note [Member] | Sentinel Capital Partners Junior Fund I [Member]
Line of Credit Facility [Line Items]
Amount outstanding, related party				$ 20,000
First Lien Term Loan due November 17, 2028 [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross			630,000
First Lien Term Loan due November 17, 2028 [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument Face Amount	600,000
Principal payment			$ 1,500
Debt Instrument, Maturity Date			Nov. 17, 2028
First Lien And Second Lien Notes [Member]
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt			$ 13,650
Debt Issuance Costs, Gross	$ 13,413
First Lien And Second Lien Notes [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Term	7 years
LIBOR [Member] | First Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage				5.20%
LIBOR [Member] | First Lien Note [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowings			$ 50,000
LIBOR [Member] | Second Lien Note [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Effective Percentage			8.70%
Prime Rate [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross				$ 0